Cover	Sep. 11, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2019
Entity File Number	001-35444
Entity Registrant Name	YELP INC.
Entity Central Index Key	0001345016
Entity Tax Identification Number	20-1854266
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	140 New Montgomery Street, 9th Floor
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	908-3801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	YELP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false